SUPPLEMENTARY CASH FLOWS INFORMATION (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Cash Flow Statement [Abstract]
Accounts receivable	$ (1.3)	$ 18.1
Contract assets	(72.1)	(84.6)
Inventories	(22.2)	(6.3)
Prepayments	(5.7)	19.7
Income taxes recoverable	(4.9)	(6.5)
Accounts payable and accrued liabilities	157.0	(44.2)
Provisions	(8.7)	(21.0)
Income taxes payable	11.4	11.1
Deferred revenue	(2.5)	(1.7)
Contract liabilities	(15.8)	71.8
Changes in non-cash working capital	$ 35.2	$ (43.6)